Segmented information (Details 1) - USD ($) $ in Thousands	Feb. 28, 2025	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Total non-current assets	$ 87,681	$ 81,076
Canada [Member]
IfrsStatementLineItems [Line Items]
Total non-current assets	24	36
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Total non-current assets	$ 87,657	$ 81,040